Balance Sheet Components - Schedule of Company's Balance Sheet Component Balances (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Inventories
Inventory stock				$ 32,507	$ 59,901
Inventory valuation				(180)	(3,413)
Inventories, net			36,661	32,327	56,488
Subscriber contract costs
Subscriber contract costs	280,006	12,934		12,934	685,372
Accumulated amortization	(13,002)	(181)		(181)	(151,359)
Subscriber contract costs, net	267,004	12,753	267,004	12,753	534,013
Long-term investments and other assets
Note receivable	20,871	15,341		15,341	882
Security deposit receivable	6,255	6,236		6,236	178
Other	232	128		128	315
Total long-term investments and other assets, net	27,358	21,705	27,358	21,705	1,375
Accrued payroll and commissions
Accrued payroll	10,278	7,396		7,396	5,220
Accrued commissions	77,576	13,050		13,050	9,384
Total accrued payroll and commissions	$ 87,854	$ 20,446	$ 87,854	$ 20,446	$ 14,604